Offerings	Sep. 03, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	7.000% Perpetual Additional Tier 1 Contingent Convertible Capital Securities
Amount Registered | shares	1,500,000,000
Maximum Aggregate Offering Price	$ 1,491,000,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 228,272.10
Offering Note	The prospectus supplement to which this Exhibit is attached is a final prospectus for the related offering of $1,500,000,000 7.000% Perpetual Additional Tier 1 Contingent Convertible Capital Securities by ING Groep N.V.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Ordinary Shares
Fee Rate	0.01531%
Amount of Registration Fee	$ 0.00
Offering Note	(1) The prospectus supplement to which this Exhibit is attached is a final prospectus for the related offering of $1,500,000,000 7.000% Perpetual Additional Tier 1 Contingent Convertible Capital Securities by ING Groep N.V. (2) Includes an indeterminate number of ordinary shares (the "Ordinary Shares") of ING Groep N.V. issuable upon conversion of the 7.000% Perpetual Additional Tier 1 Contingent Convertible Capital Securities (the "Additional Tier 1 Securities"). Pursuant to Rule 457(i) under the Securities Act, no separate registration fee is required for the Ordinary Shares issuable upon conversion of the Additional Tier 1 Securities because no additional consideration will be received in connection with the conversion of the Additional Tier 1 Securities.